Cash and cash equivalents and interest earning bank deposits	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and interest earning bank deposits
Cash and cash equivalents and interest earning bank deposits

   6         Cash and cash equivalents and interest earning bank deposits

	2021	2020
Cash and banks	235,472	13,099
Short-term investments maturing in up to 90 days (a)	346,759	46,880
Investments maturing in over 90 days (b)	7,005	2,227
	589,236	62,206
Cash and cash equivalents	582,231	59,979
Interest earnings bank deposits	7,005	2,227

a. Highly liquid short-term interest earning bank deposits are readily convertible into a known amount of cash and subject to an insignificant risk of change of value. They are substantially represented by interest earning bank deposits at rates varying from 75% to 103.0% of the CDI rate (Interbank Interest Rate). They are stated at the investment value, plus interest.

b. Investments at rates varying from 89% to 100% of CDI are held as guarantee of the debentures borrowing contract entered into in May 2021.